Construction Services Contracts (Tables)	12 Months Ended
Dec. 31, 2018
Construction Services Contracts [Abstract]
Changes in total contract amount in which revenue is not yet recognized
Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	12,308,839	(1,045,094)	(4,026,857)	7,236,888

(*)

For the year ended December 31, 2016, the increased balance of contracts from new orders and other is ￦718,118 million and the decreased balance of contracts due to changes in scope of construction work is ￦1,763,212 million.

		2017
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	7,236,888	151,891	(3,212,184)	4,176,595

(*)

For the year ended December 31, 2017, the increased balance of contracts from new orders and other is ￦438,142 million and the decreased balance of contracts due to changes in scope of construction work is ￦286,251 million.

		2018

		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	4,176,595	1,186,584	(1,742,391)	3,620,788

(*)

For the year ended December 31, 2018, the increased balance of contracts from new orders and foreign exchange impact is ￦1,207,097 million and the decreased balance of contracts due to changes in scope of construction work is ￦20,513 million.

Accumulated earned revenue, expense and others
Accumulated earned revenue, expense and others related to the Company’s construction contracts as of December 31, 2017 and 2018 are as follows:

		2017
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	18,236,992	16,937,772	1,299,220	—

		2018
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	19,801,220	18,651,188	1,150,032	—

Gross amount of assets and liabilities for contract
Gross amount due from customers recognized as assets and due to customers recognized as liabilities for contract work as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Assets(*1)	Liabilities(*2)	Assets(*1)	Liabilities(*2)
		In millions of won
Nuclear power plant construction in UAE and others	￦	55,755	542,921	36,232	350,460

(*1)	Included in trade and other receivables, net, in the consolidated statements of financial position.

(*2)	Included in non-financial liabilities in the consolidated statements of financial position.